Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Lives

Property and equipment, net consisted of the following:

	March 31, 2025	December 31, 2024
Transportation equipment	$312,583	$329,416
Office furniture and equipment	3,216	3,216
Leasehold improvements	2,385	2,328
Construction in progress	236	236
Deposits on transportation equipment	17,269	14,165
	335,689	349,361
Less: Accumulated depreciation	(91,723)	(89,487)
Property and equipment, net	$243,966	$259,874
Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Transportation equipment	5-20 years
Office furniture and equipment	3-10 years
Leasehold improvements	Shorter of remaining lease term or useful life

Property and equipment, net consisted of the following:

	December 31, 2024	December 31, 2023
Transportation equipment	$329,416	$311,584
Office furniture and equipment	3,216	3,131
Leasehold improvements	2,328	2,306
Construction in progress	236	147
Deposits on transportation equipment	14,165	23,923
	349,361	341,091
Less: Accumulated depreciation	(89,487)	(87,115)
Property and equipment, net	$259,874	$253,976

Schedule of Held For Sale Activity	The following table summarizes the Company's held for sale activity during the three months ended March 31, 2025:

Three Months Ended March 31,
2025
Aircraft held for sale as of December 31, 2024	$11,871
Aircraft held for sale sold	—
Aircraft reclassified to held for sale	605
Impairment gain (loss) due to fair value adjustments	(197)
Aircraft held for sale as of March 31, 2025	$12,279
The following table summarizes the Company's held for sale activity during year ended December 31, 2024:

Year Ended December 31, 2024
Aircraft held for sale as of December 31, 2023	$—
Aircraft sold	(27,327)
Aircraft reclassified to held for sale	42,960
Less: Impairment loss due to fair value adjustments	3,762
Aircraft held for sale as of December 31, 2024	$11,871